Accounts receivable, net	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
Accounts receivable, net

Note 5 – Accounts receivable, net

Accounts receivable, net consist of the following:

	June 30, 2026	December 31, 2025
	(Unaudited)
Trade accounts receivable	$284,871	$3,786,213
Allowance for credit losses	(277,148)	(332,334)
Total accounts receivable, net	$7,723	$3,453,879

Movement of allowance for credit losses consist of the following:

	June 30, 2026	December 31, 2025
	(Unaudited)
Beginning balance	$332,334	$360,701
Addition	132	74,175
Reverse	(64,769)	(117,141)
Foreign exchange adjustment	9,451	14,599
Ending balance	$277,148	$332,334

The Company does not require collateral for, or interest on accounts receivable. The Company maintains an allowance for estimated credit losses, and when it is determined that they are uncollectible, the allowance for credit losses and corresponding receivables are written off.